RELATED PARTY TRANSACTIONS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Current financial assets	€ 78,085	€ 25,006
Aggregate compensation	24,708	29,292	€ 39,131
Wages and salaries	662,496	626,287	575,215
Non-executive Directors
Disclosure of transactions between related parties [line items]
Compensation settled in treasury shares	0	0	0
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Compensation settled in treasury shares	5,140	5,464	4,479
Wages and salaries	18,826	23,146	34,107
Key management personnel compensation, other long-term employee benefits	742	682	545
Total for all related parties
Disclosure of transactions between related parties [line items]
Current financial assets	0	0
Current financial liabilities	0	0
Ferrari N.V. (Ferrari) | Directors of Ferrari N.V.
Disclosure of transactions between related parties [line items]
Aggregate compensation	14,139	11,331	9,791
Compensation for salary	9,911	6,936	6,688
Compensation settled in treasury shares	3,940	4,165	€ 2,873
Key management personnel compensation, other long-term employee benefits	€ 288	€ 230
Stellantis Group | FCA Bank
Disclosure of transactions between related parties [line items]
Ownership interest (percent)	50.00%